Angel Oak Mortgage Trust 2021-6 ABS-15G

Exhibit 99.25

Findings Details
Run Date - 03/04/2021
NDA Loan ID	NDA Batch #	Customer Loan ID	Seller Loan ID	Last Name	Purpose	Occupancy	Note Date	Original Loan Amount	Property State	Loan Review Status	Finding Category	FindingStatus	Exception Status Change Date	Finding Grade	Final Grade	Finding Description	Finding Comment	Lender Response	Vendor Response
xxxx	1	2021061170	xxxx	Purchase	Primary	xxxx	xxxx	CA	QC_Complete	Credit	Resolved	xxxx	3: Curable	1: Acceptable	* Title issue (Lvl 3)	QC verified no Endorsement, lien release or any other documentation thet the Involuntary Liens filed against person of the same or similar names and/or initials as xxxx, a record title holder shown in Schedule A will be released from the Final title Policy.

																	Title exception to be cleared prior to close - No evidence in loan file these liens were addressed, cleared, or paid. Involuntary Liens filed against person of the same or similar names and/or initials as xxxx xxxx, a record title holder shown in Schedule A. Therefore, we will require that these Involuntary Liens be released; or that we receive satisfactory affidavits establishing that the record title holder is not one and the same person as those named in the Involuntary Liens; additionally, we will require that said affidavit state that no Involuntary Liens have been filed of record against the record title holder. Said Involuntary Liens are recorded in: ALL IN-FILE SCAN. Pg 273 CR.
xxxx	1	2021061170	xxxx	Purchase	Primary	xxxx	xxxx	CA	QC_Complete	Credit	Resolved	xxxx	3: Curable	1: Acceptable	* Missing title documentation and/or endorsements (Lvl 3)	QC verified Lien on title in amount of $xxxx to xxxx Instrument No xxxx-xxxx dated xxxx is not paid on final closing disclosure. Additionally there is no supporting documentation, endorsement to support lien will be removed from Title.

																	HUD is not showing recorded title lien to be paid off at closing.
xxxx	1	2021061165	xxxx	Cash Out	Primary	xxxx	xxxx	AZ	QC_Complete	Compliance	Resolved	xxxx	3: Curable	1: Acceptable	* RESPA violation; missing Special Information Booklet (Lvl 3)	QC verified the Special Information booklet is missing and did not locate a copy was sent out per Doc magic

																	The Special Information Booklet and/or evidence of its delivery is missing from the loan file.
xxxx	1	2021061161		xxxx	Purchase	Primary	xxxx	xxxx	FL	QC_Complete	Compliance	Resolved	xxxx	3: Curable	1: Acceptable	* Broker Agreement; missing, illegible or incomplete. (Lvl 3)	QC verified missing broker agreement not in loan file. Missing broker agreement, and originating broker name and ID changed from initial 1003 to final 1003.
xxxx	1	2021061166	xxxx	Refinance	Primary	xxxx	xxxx	CA	QC_Complete	Compliance	Resolved	xxxx	3: Curable	1: Acceptable	* TRID fee violation; Closing Disclosure fees exceeding 0% allowable tolerance from Loan Estimate (Lvl 3)	QC verified This loan failed the charges that cannot increase test.
The loan contains a charge for Transfer Taxes on thre PCCD that was not included in any of the prior Loan Estimates or Closing Disclosures
																	This charge exceed the comparable amount and there was not a lender credit to offset this. Your total tolerance violation is $xxxx
xxxx	1	2021061159	xxxx	Cash Out	Primary	xxxx	xxxx	CA	QC_Complete	Compliance	Resolved	xxxx	3: Curable	1: Acceptable	* TRID fee violation; Closing Disclosure fees exceeding 10% cumulative tolerance from Loan Estimate. (Lvl 3)	QC verified This loan failed the charges that in total cannot increase more than 10% test.
The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance. The final charges that in total cannot increase more than 10% ($5,787.46) exceed the
																	comparable charges ($2,000.00) by more than 10%. Unable to locate the list of service providers reflecting if the borrower shopped and used a different Title Company for their services
xxxx	1	2021061167	xxxx	Purchase	Primary	xxxx	xxxx	TX	QC_Complete	Credit	Resolved	xxxx	3: Curable	1: Acceptable	* Title issue (Lvl 3)	QC verified no Endorsement, lien release or any other documentation thet the Involuntary Liens filed against person of the same or similar names and/or initials asxxxx, a record title holder shown in Schedule A will be released from the Final title Policy.

																	Title exception to be cleared prior to close - No evidence in loan file these liens were addressed, cleared, or paid. Involuntary Liens filed against person of the same or similar names and/or initials as xxxx, a record title holder shown in Schedule A. Therefore, we will require that these Involuntary Liens be released; or that we receive satisfactory affidavits establishing that the record title holder is not one and the same person as those named in the Involuntary Liens; additionally, we will require that said affidavit state that no Involuntary Liens have been filed of record against the record title holder. Said Involuntary Liens are recorded in: ALL IN-FILE SCAN. Pg 273 CR.

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